Expense Example - Simplify Bond Bull ETF - Simplify Bond Bull ETF [Default Label]	Feb. 20, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160